Other Gains And Losses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Detailed Information About Other Income and Expenses Net

	2019	2018	2017
Gain on disposal of property, plant and equipment	3,421	20,905	11,656
Donations	(25,648)	(31,517)	(38,590)
Technical assistance services provided	11,252	6,611	1,945
Gain on tax credits acquired	7,036	3,282	5,163
Contingencies	(40,515)	(11,581)	(45,165)
Leases	89,121	47,648	55,872
Service fee from ADS Depositary bank	—	154,348	157,295
Result from U.E.P.F.P.—Ferrosur Roca S.A.	—	—	19,235
Miscellaneous	(7,629)	(21,620)	11,582

Total	37,038	168,076	178,993